Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses
2021 2020
Wages and salaries $ 236,181 $ 226,725
Statutory and company benefits 43,870 41,299
Expenses related to defined benefit plans [note 25] 5,350 5,256
Expenses related to defined contribution plans [note 25] 12,939 12,410
Equity-settled share-based compensation [note 24] 7,837 9,738
Cash-settled share-based compensation [note 24] 41,839 27,241
Total $ 348,016 $ 322,669